Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Schedule of commitments and contingencies
	Payments due by years
($000s)	Total	2021	2022-23	2024-25	2026-27
Mineral interests	10,975	1,098	2,877	3,497	3,503
Flow-through share expenditures	6,699	6,699	-	-	-
	17,674	7,797	2,877	3,497	3,503